Expense Example - FidelitySustainableUSEquityFund-RetailPRO - FidelitySustainableUSEquityFund-RetailPRO - Fidelity Sustainable U.S. Equity Fund - Fidelity Sustainable U.S. Equity Fund	Jul. 30, 2024 USD ($)
Expense Example:
1 year	$ 92
3 years	359
5 years	661
10 years	$ 1,520